Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	$ 0.6	$ 0.5
Basic Salary Of Each Complted Year Of Services	15 days